FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz oz	Dec. 31, 2018 USD ($)	Aug. 03, 2016
Disclosure of detailed information about financial instruments [line items]
Repayment		$ 20,000
Debt repayments of interest	$ 7,100	7,900
Potential decrease from change in borrowing costs	(100)
Potential increase from change in volatility	$ 700
Amount of ounces under contract | oz	50,000
Adjustments for gains (losses) on change in fair value of derivatives	$ (211)	0
5% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.00%
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.00%		7.00%
Repayment		0
Potential decrease from change in risk premium	$ (100)
Adjustments for gains (losses) on change in fair value of derivatives	$ (1,431)	$ 6,786
Minimum
Disclosure of detailed information about financial instruments [line items]
Price per ounce of gold | $ / oz	1,400
Maximum
Disclosure of detailed information about financial instruments [line items]
Price per ounce of gold | $ / oz	1,750